Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision Benefit

Income tax provision (benefit) for the years ended December 31, 2020 and 2019 is summarized below:

	Year Ended
	December 31,
	2020	2019
Current income tax provision:
Federal	$-	$-
State	-	-
Total current income tax provision	-	-

Deferred income tax benefit:
Federal	(139,793)	(497,200)
State	(36,607)	(130,200)
Total deferred income tax benefit	(176,400)	(627,400)
Change in deferred tax asset valuation allowance	176,400	627,400
Total provision for income taxes	$-	$-

Schedule of Sources and Tax Effects

The sources and tax effects of the differences as of December 31, 2020 and 2019 are as follows:

	Year Ended
	December 31,
	2020	2019
Federal statutory income tax rate	21.0%	21.0%
State income taxes, net of federal benefit	5.5	5.5
Change in deferred tax asset valuation allowance	(26.5)	(26.5)
Effective income tax rate	-%	-%

Schedule of Components of Deferred Income Tax Assets

Components of the net deferred income tax assets at December 31, 2020 and 2019 were as follows:

	December 31,
	2020	2019
Net operating loss carryforwards	$1,363,000	$1,155,600
Depreciation and amortization	(31,000)	-
Valuation allowance	(1,332,000)	(1,155,600)
Net deferred tax assets	$-	$-

Schedule of Valuation Allowance
	December 31,
	2020	2019
Valuation allowance as of beginning of year	$1,155,600	$528,200
Increases recorded to income tax provision	176,400	627,400
Valuation allowance as of end of year	$1,332,000	$1,155,600